Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Arrow ETF Trust
Entity Central Index Key	0001532206
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000109586
Shareholder Report [Line Items]
Fund Name	Arrow Dow Jones Global Yield ETF
Trading Symbol	GYLD
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Dow Jones Global Yield ETF	$39	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 26,532,337
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 82,034
InvestmentCompanyPortfolioTurnover	107.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	45.4%
Corporate Bonds	19.2%
Master Limited Partnerships	2.1%
Non U.S. Government & Agencies	19.5%
Partnership Shares	13.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Grupo Aeromexico S.A.B. de C.V., 8.625%, 11/15/31	1.7%
RR Donnelley & Sons Company, 9.500%, 08/01/29	1.3%
JetBlue Airways Corp / JetBlue Loyalty, L.P., 9.875%, 09/20/31	1.3%
Saturn Oil & Gas, Inc., 9.625%, 06/15/29	1.2%
MC Brazil Downstream Trading S.A.RL, 7.250%, 06/30/31	1.1%
Directv Financing, LLC / Directv Financing, 10.000%, 02/15/31	0.9%
Bank Polska Kasa Opieki S.A.	0.9%
United Tractors Tbk P.T.	0.9%
Astra International Tbk P.T.	0.9%
British American Tobacco plc	0.9%